23. Quarterly Financial Data (Unaudited) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Interest income	$ 7,791,884	$ 7,517,022	$ 7,028,859	$ 6,776,838	$ 7,019,554	$ 6,820,165	$ 6,444,837	$ 6,156,393	$ 29,114,603	$ 26,440,949
Interest expense	1,457,695	1,220,145	938,499	868,749	788,283	796,192	749,504	734,411	4,485,088	3,068,390
Provision for loan losses	210,000	210,000	180,000	180,000	200,000	150,000	150,000	150,000	780,000	650,000
Non-interest income	1,552,684	1,542,793	1,690,161	1,395,670	1,383,196	1,449,247	1,381,731	1,370,218	6,181,308	5,584,392
Non-interest expense	5,185,603	4,874,332	5,103,975	4,731,116	4,700,520	4,842,116	4,892,568	4,731,119	19,895,026	19,166,323
Net income	$ 2,142,603	$ 2,269,732	$ 2,002,654	$ 1,982,543	$ 1,524,620	$ 1,792,949	$ 1,499,513	$ 1,414,216	$ 8,397,532	$ 6,231,298
Earnings per common share	$ .40	$ 0.44	$ 0.39	$ 0.38	$ .30	$ 0.35	$ 0.29	$ 0.27	$ 1.61	$ 1.21